Trade Receivables - Aging (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	$ 308,127	$ 173,473
Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	312,172	173,849
Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
ECL allowance	4,045	376	$ 1,156
Current | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	$ 256,418	$ 157,804
Current | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
ECL rate	0.00%	0.00%
ECL allowance	$ 0	$ 6
Less than 90 days | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	$ 44,636	$ 14,468
Less than 90 days | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
ECL rate	3.30%	0.30%
ECL allowance	$ 1,479	$ 41
More than 90 days | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	$ 11,118	$ 1,577
More than 90 days | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
ECL rate	23.10%	20.90%
ECL allowance	$ 2,566	$ 329